Steven I. Koszalka Secretary American Funds Short-Term Tax-Exempt Bond Fund 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447 | Tel (213) 486-9455 | Fax siik@capgroup.com

July 1, 2022

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds Short-Term Tax-Exempt Bond Fund (the “Fund”)
File Nos. 033-26431 and 811-05750

Dear Sir or Madam:

Enclosed is Form N-14 under the Securities Act of 1933 of the above-named company. The filing is being made in anticipation of the proposed acquisition of Capital Group Short-Term Municipal Fund by the Fund and we propose that it become effective on August 1, 2022.

Thank you very much for your assistance. If you have any questions, please do not hesitate to contact Josh Diggs at (213) 615-0047 or me at (213) 486-9447.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka